3) Risk Management (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
RWA [Member]
Statement Line Items [Line Items]
Credit Risk - treatment using a standardized approach		R$ 779,588,539	R$ 680,907,696
Credit risk in the strict sense	[1]	642,582,738	596,741,812
Counterparty credit risk (CCR)		35,625,687	24,919,371
Of which: through standardized approach to counterparty credit risk (SA-CCR)		23,851,517	15,295,904
Of which: using the EMC approach
Of which: using other approaches		11,774,170	9,623,467
Increase related to the adjustment associated with the variation in the value of derivatives due to the variation in the credit quality of the counterparty (CVA)		14,687,826	6,519,630
Unconsolidated fund shares - underlying assets identified		3,960,234	5,217,631
Unconsolidated fund shares - underlying assets inferred according to fund regulations
Unconsolidated fund shares - unidentified underlying assets			3,989,766
Securitization exposures - requirement calculated using standardized approach		2,791,550	2,173,417
Values referring to exposures not deducted in the calculation of PR	[2]	79,940,504	41,346,069
Market Risk	[3]	14,690,553	13,571,488
Of which: requirement calculated using standardized approach (RWAMPAD)		8,805,006	16,029,113
Of which: requirement calculated using internal model (RWAMINT)		14,690,553	13,571,488
Operational Risk		64,413,820	64,572,141
Total		858,692,912	759,051,325
Minimum RE Requirement [Member]
Statement Line Items [Line Items]
Credit Risk - treatment using a standardized approach	[3]	62,367,083	54,472,614
Credit risk in the strict sense	[1],[3]	51,406,619	47,739,345
Counterparty credit risk (CCR)	[3]	2,850,055	1,993,549
Of which: through standardized approach to counterparty credit risk (SA-CCR)	[3]	1,908,121	1,223,672
Of which: using the EMC approach	[3]
Of which: using other approaches	[3]	941,934	769,877
Increase related to the adjustment associated with the variation in the value of derivatives due to the variation in the credit quality of the counterparty (CVA)	[3]	1,175,026	521,570
Unconsolidated fund shares - underlying assets identified	[3]	316,819	417,410
Unconsolidated fund shares - underlying assets inferred according to fund regulations	[3]
Unconsolidated fund shares - unidentified underlying assets	[3]		319,181
Securitization exposures - requirement calculated using standardized approach	[3]	223,324	173,873
Values referring to exposures not deducted in the calculation of PR	[2],[3]	6,395,240	3,307,686
Market Risk	[3]	1,175,244	1,085,719
Of which: requirement calculated using standardized approach (RWAMPAD)	[3]	704,400	1,282,329
Of which: requirement calculated using internal model (RWAMINT)	[3]	1,175,244	1,085,719
Operational Risk	[3]	5,153,106	5,165,771
Total	[3]	R$ 68,695,433	R$ 60,724,104

[1]	It does not include Counterparty Credit Risk operations;
[2]	As defined in Resolution No. 4,192/13, 3, art. 4;
[3]	Composed of a maximum of 80% of the standardized model (RWAMPAD) and internal model (RWAMINT), according to Circular No. 3,646 and No. 3,674.